SUPPLEMENT DATED OCTOBER 1, 2025 TO THE FOLLOWING
INITIAL SUMMARY PROSPECTUSES DATED MAY 1, 2025
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity – FP
Series
AND TO THE FOLLOWING PROSPECTUSES AND
UPDATING SUMMARY PROSPECTUSES DATED MAY 1, 2025
New York Life Elite Variable Annuity
New York Life Essentials Variable Annuity
New York Life Flexible Premium Variable Annuity
New York Life Flexible Premium Variable Annuity II
New York Life Flexible Premium Variable Annuity III
New York Life Premier Advisory Variable Annuity
New York Life Premier Plus Variable Annuity
New York Life Premier Plus Variable Annuity II
New York Life Premier Variable Annuity
New York Life Premier Variable Annuity II
New York Life Premier Variable Annuity – FP Series
New York Life Premium Plus Elite Variable Annuity
New York Life Premium Plus II Variable Annuity
New York Life Premium Plus Variable Annuity
New York Life Variable Annuity
INVESTING IN THE FOLLOWING SEPARATE ACCOUNTS
NYLIAC Variable Annuity Separate Account I
NYLIAC Variable Annuity Separate Account II
NYLIAC Variable Annuity Separate Account III
NYLIAC Variable Annuity Separate Account IV
This supplement amends the prospectuses, initial summary prospectuses, and updating summary prospectuses (each a “Prospectus,” and together, the “Prospectuses”) for the New York Life variable annuity policies listed above that are issued by New York Life Insurance and Annuity Corporation (“NYLIAC”). This supplement describes changes to a Portfolio available under such policies. You should read this information carefully and retain this supplement for future reference together with the Prospectus for your policy. This supplement is not valid unless it is read in conjunction with the Prospectus for your policy. All capitalized terms used but not defined herein have the same meaning as those included in the Prospectuses.
Macquarie Group Limited announced the sale of the U.S. and European public investments business of Macquarie Asset Management to Nomura Holding America Inc. (“Nomura”). Subject to the receipt of applicable regulatory approvals, the transaction is expected to close on or about October 31, 2025 (the “Closing Date”). As a result, the following changes will become effective on or about the Closing Date:
I. PORTFOLIO NAME CHANGE
NAME CHANGE
Current Name	New Name
Macquarie VIP Small Cap Value Series — Service Class	Nomura VIP Small Cap Value Series — Service Class

II. ADVISER NAME CHANGE
The reference to “Delaware Management Company, a series of Macquarie Investment Management Business Trust,” the adviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted and replaced with “Delaware Management Company, a series of Nomura Investment
Management Business Trust.”

III. SUBADVISER DELETION
The reference to “Macquarie Investment Management Global Limited,” the subadviser to the Portfolio listed above, in the APPENDIX of Portfolios Available Under the Policy of your Prospectus is deleted.
The other sections of your Prospectus remain unchanged.

New York Life Insurance and Annuity Corporation
(a Delaware Corporation)
51 Madison Avenue
New York, New York 10010